DEBT	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
DEBT	DEBT
Debt at June 30, 2024 and December 31, 2023 is summarized as follows:

(in thousands of $)	2024	2023
$180.0 million term loan	180,000	—
$360.0 million term loan and revolving facility	302,862	—
$85.0 million term loan	41,339	—
$40.0 million term loan	38,500	39,500
$80.0 million term loan	76,000	78,000
$233.0 million term loan	—	181,368
$250.0 million term loan	204,813	224,021
$275.0 million term loan and revolving facility	180,773	241,830
$175.0 million term loan and revolving facility	97,251	127,297
$260.0 million lease financing	225,952	232,143
$304.0 million term loan and revolving facility	—	197,926
$120.0 million term loan	—	58,588
U.S. dollar denominated floating rate debt	1,347,490	1,380,673
Deferred charges	(11,972)	(10,606)
Total debt	1,335,518	1,370,067
Less: current portion of debt	(115,361)	(109,309)
Long-term portion of debt	1,220,157	1,260,758

Movements during the six months ended June 30, 2024 are summarized as follows:

(in thousands of $)	Floating rate debt	Deferred charges	Total
Balance at December 31, 2023	1,380,673	(10,606)	1,370,067
Loan draw downs	531,820	—	531,820
Loan repayments	(565,003)	—	(565,003)
Capitalized financing fees and expenses for drawn debt	—	(4,687)	(4,687)
Amortization/ write off of capitalized fees and expenses	—	3,321	3,321
Balance at June 30, 2024	1,347,490	(11,972)	1,335,518

In the six months ended June 30, 2024, we made total repayments of $565.0 million including full repayment of outstanding debt amounting to $437.9 million in connection with refinancing of the $120 million facility, the $304 million facility and the $233 million facility, repayment of $7.7 million on the $250 million debt facility as a result of the sale of the vessel Golden Bull previously securing this facility, repayment of $75 million on the revolving credit facilities and ordinary repayment of long-term debt of $44.4 million.

In April 2024, the Company signed a $180 million sustainability-linked term loan facility to refinance six Newcastlemax vessels. The financing has a five-year tenor and a linear age adjusted amortization profile of 20 years. The facility is priced with an interest rate of SOFR plus a margin of 160 basis points per annum, and includes a sustainability linked pricing element with an additional 5 basis points pricing adjustment dependent on emission reduction performance. Outstanding debt under the facility amounted to $180.0 million as of June 30, 2024.

In February 2024, the Company signed a $360 million sustainability-linked credit facility to refinance a fleet of 20 vessels. The financing has a five-year tenor and an age adjusted amortization profile of 20 years. The facility is priced with an interest rate of
SOFR plus a margin of 175 basis points per annum, and includes a sustainability linked pricing element with an additional 5 basis points pricing adjustment dependent on emission reduction performance. During the six months ended June 30, 2024, we drew down $310 million under the facility and outstanding debt amounted to $302.9 million as of June 30, 2024.

In December 2023, the Company signed a sale and leaseback agreement for an amount of $85 million to partially finance the four Kamsarmax newbuildings to be delivered during 2024. The lease financing has a ten-year tenor and an interest rate of SOFR plus a margin of 185 basis points per annum. The lease is repaid over a straight line amortization of 21 years and with purchase options throughout the term and at maturity. As of June 30, 2024, two newbuildings were delivered and we drew down $41.8 million under the facility.

As of June 30, 2024, we recorded net deferred charges of $12.0 million as a direct deduction from the carrying amount of the related debt. In addition, for our undrawn revolving credit facilities we capitalized $1.0 million as Other current assets.

The total outstanding debt at June 30, 2024 is repayable as follows:

(in thousands of $)
2024 (remaining six months)	57,166
2025	114,333
2026	186,358
2027	207,617
2028	353,695
2029	310,770
Thereafter	117,551
Total	1,347,490
Deferred charges	(11,972)
Balance at June 30, 2024	1,335,518

As of June 30, 2024, our current portion of bank long-term debt was $115.4 million.

Assets pledged

As of June 30, 2024, 84 vessels (December 31, 2023: 83 vessels) with an aggregate carrying value of $3,000.9 million (December 31, 2023: $2,987.4 million) were pledged as security for our floating rate debt.